Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2023 yr £ / shares	Dec. 31, 2022 yr £ / shares	Dec. 31, 2021 yr £ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 55.717	£ 50.183	£ 50.09
Term (years) | yr	2.3	1.7	1.5
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 53.18	£ 48.75	£ 49.80
Expected dividend yield			1.11%
Risk-free interest rate	3.85%	1.29%	0.09%
Volatility			43.00%
Term (years) | yr	3	3	3
Long Term Incentive Plan [member] | Bottom of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield	2.52%	2.29%
Volatility	29.00%	35.00%
Long Term Incentive Plan [member] | Top of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield	2.77%	2.67%
Volatility	30.00%	45.00%